Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2017
Related Party [Abstract]
Disclosure of transactions between related parties
The Company had the following related party transactions during the years ended December 31, 2017, 2016 and 2015:

	2017	2016	2015
Legal fees paid or payable to a firm affiliated with a director	—	30	53
Total	—	30	53